Note 3 - Investment Securities - Amortized Cost and Fair Value of Investment Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due in one year or less, amortized cost	$ 150
Due after one year through five years, amortized cost	3,195
Due after five years through ten years, amortized cost	723
Due After Ten Years, amortized cost	3,876
Amortized cost with single maturity date	7,944
Mortgage-Backed Securities, amortized cost	338,930
Amortized cost	346,874	$ 363,433
Due in one year or less, fair value	150
Due after one year through five years, fair value	3,215
Due after five years through ten years, fair value	744
Due After Ten Years, fair value	3,812
Fair value with single maturity date	7,921
Mortgage-Backed Securities, fair value	339,411
Fair Value	$ 347,332	$ 353,066